Maturities of Debt Securities Excluding Mortgage-Backed Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total due after one year through five years	$ 44,597	$ 44,656
Total due after five years through ten years	17,903	17,241
Total due after ten years	12,203	12,230
US Treasury notes
Schedule of Available-for-sale Securities [Line Items]
Total due after one year through five years	40,846	40,881
Total due after five years through ten years	10,466	10,494
Other bonds and debentures
Schedule of Available-for-sale Securities [Line Items]
Total due after one year through five years		3,775
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Total due after one year through five years	3,751
Total due after five years through ten years	7,437	6,747
Total due after ten years	12,138	12,160
Other bonds and debentures
Schedule of Available-for-sale Securities [Line Items]
Total due after ten years	$ 65	$ 70